First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 17.7%
	Banks – 3.0%
145	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$4,130
3,597	Bank of America Corp., Series LL	5.00%	(a)	97,119
23,696	Fifth Third Bancorp, Series A	6.00%	(a)	632,920
8,764	First Midwest Bancorp, Inc., Series A	7.00%	(a)	250,650
40,134	First Republic Bank, Series M	4.00%	(a)	1,003,350
21,018	JPMorgan Chase & Co., Series LL	4.63%	(a)	552,773
32,000	JPMorgan Chase & Co., Series MM	4.20%	(a)	802,240
40,177	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	1,139,822
62,765	Signature Bank, Series A	5.00%	(a)	1,651,347
4,971	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	137,299
27,348	Valley National Bancorp, Series B (b)	5.50%	(a)	720,346
18,876	Wells Fargo & Co., Series DD	4.25%	(a)	472,278
30,000	WesBanco, Inc., Series A (b)	6.75%	(a)	864,000
42,690	Wintrust Financial Corp., Series E (b)	6.88%	(a)	1,229,899
				9,558,173
	Capital Markets – 1.3%
14,951	Affiliated Managers Group, Inc.	4.75%	09/30/60	399,491
26,000	Affiliated Managers Group, Inc.	4.20%	09/30/61	649,870
21,403	Apollo Global Management, Inc., Series B	6.38%	(a)	578,737
53,733	Carlyle Finance LLC	4.63%	05/15/61	1,360,251
39,115	KKR Group Finance Co., IX LLC	4.63%	04/01/61	1,026,573
7,095	Legg Mason, Inc.	5.45%	09/15/56	179,220
3,597	Oaktree Capital Group LLC, Series A	6.63%	(a)	100,213
				4,294,355
	Diversified Financial Services – 0.3%
34,751	Equitable Holdings, Inc., Series A	5.25%	(a)	922,639
	Diversified Telecommunication Services – 0.4%
41,860	Qwest Corp.	6.50%	09/01/56	1,061,570
5,477	Qwest Corp.	6.75%	06/15/57	144,483
				1,206,053
	Electric Utilities – 1.0%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	900,359
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	749,080
11,681	SCE Trust III, Series H (b)	5.75%	(a)	296,113
18,460	SCE Trust IV, Series J (b)	5.38%	(a)	462,423
7,414	SCE Trust V, Series K (b)	5.45%	(a)	189,057
27,160	Southern (The) Co., Series 2020	4.95%	01/30/80	728,431
				3,325,463
	Equity Real Estate Investment Trusts – 0.6%
27,351	Global Net Lease, Inc., Series A	7.25%	(a)	720,425
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	72,736
49,562	Public Storage, Series P	4.00%	(a)	1,263,336
				2,056,497
	Food Products – 0.5%
39,612	CHS, Inc., Series 2 (b)	7.10%	(a)	1,123,000
8,460	CHS, Inc., Series 3 (b)	6.75%	(a)	238,318
6,575	CHS, Inc., Series 4	7.50%	(a)	192,253
				1,553,571

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Gas Utilities – 0.2%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	$656,275
	Independent Power & Renewable Electricity Producers – 0.2%
22,738	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	595,053
	Insurance – 4.9%
74,601	Aegon Funding Co., LLC	5.10%	12/15/49	2,014,227
88,196	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	2,510,940
36,665	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	1,042,386
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	107,965
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	119,233
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	721,280
10,978	Aspen Insurance Holdings Ltd.	5.63%	(a)	305,957
48,048	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,294,413
30,307	Assurant, Inc.	5.25%	01/15/61	828,896
32,729	Athene Holding Ltd., Series A (b)	6.35%	(a)	973,688
13,139	Axis Capital Holdings Ltd., Series E	5.50%	(a)	332,942
27,397	CNO Financial Group, Inc.	5.13%	11/25/60	752,048
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	3.35%	05/15/37	1,661,107
4,275	Global Indemnity Group LLC	7.88%	04/15/47	113,202
30,000	Globe Life, Inc.	4.25%	06/15/61	789,150
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	195,944
67,126	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	1,711,042
9,000	W.R. Berkley Corp.	5.10%	12/30/59	246,510
				15,720,930
	Mortgage Real Estate Investment Trusts – 0.9%
25,000	AGNC Investment Corp., Series C (b)	7.00%	(a)	656,500
30,561	AGNC Investment Corp., Series F (b)	6.13%	(a)	776,250
47,332	Annaly Capital Management, Inc., Series F (b)	6.95%	(a)	1,235,365
7,000	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	184,520
				2,852,635
	Multi-Utilities – 1.0%
20,935	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	581,993
14,451	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	404,194
29,776	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	777,154
7,328	CMS Energy Corp., Series C	4.20%	(a)	186,131
35,444	Integrys Holding, Inc. (b)	6.00%	08/01/73	930,759
15,032	Sempra Energy	5.75%	07/01/79	418,792
				3,299,023
	Oil, Gas & Consumable Fuels – 1.3%
3,965	Energy Transfer L.P., Series C (b)	7.38%	(a)	99,403
274	Energy Transfer L.P., Series D (b)	7.63%	(a)	6,949
98,078	Energy Transfer L.P., Series E (b)	7.60%	(a)	2,459,796
28,176	NuStar Energy L.P., Series A (b)	8.50%	(a)	709,753
39,987	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c)	6.86%	01/15/43	1,010,471
				4,286,372
	Real Estate Management & Development – 1.1%
53,333	Brookfield Property Partners L.P., Series A	5.75%	(a)	1,306,125
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	260,227
51,671	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,313,994

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Real Estate Management & Development (Continued)
28,569	Brookfield Property Preferred L.P.	6.25%	07/26/81	$712,797
				3,593,143
	Trading Companies & Distributors – 0.6%
26,662	Air Lease Corp., Series A (b)	6.15%	(a)	727,339
42,181	WESCO International, Inc., Series A (b)	10.63%	(a)	1,309,720
				2,037,059
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	306,052
43,583	United States Cellular Corp.	5.50%	06/01/70	1,136,427
				1,442,479
	Total $25 Par Preferred Securities			57,399,720
	(Cost $53,856,991)
$100 PAR PREFERRED SECURITIES – 2.6%
	Banks – 2.6%
9,400	AgriBank FCB (b)	6.88%	(a)	1,031,650
32,500	CoBank ACB, Series F (b)	6.25%	(a)	3,445,000
27,000	CoBank ACB, Series G	6.13%	(a)	2,781,000
10,500	Farm Credit Bank of Texas (b) (d)	6.75%	(a)	1,134,000
	Total $100 Par Preferred Securities			8,391,650
	(Cost $7,977,200)
$1,000 PAR PREFERRED SECURITIES – 2.3%
	Banks – 2.1%
1,127	Bank of America Corp., Series L	7.25%	(a)	1,667,453
3,353	Wells Fargo & Co., Series L	7.50%	(a)	5,071,446
				6,738,899
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (b) (d)	6.75%	(a)	541,250
	Total $1,000 Par Preferred Securities			7,280,149
	(Cost $6,618,059)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 75.3%
	Banks – 33.4%
$1,400,000	Australia & New Zealand Banking Group Ltd. (b) (d) (e)	6.75%	(a)	1,646,169
600,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	705,501
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (e)	6.50%	(a)	2,509,875
600,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	678,678
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	1,142,415
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,330,527
1,600,000	Banco Santander S.A. (b) (e)	4.75%	(a)	1,636,000
2,200,000	Banco Santander S.A. (b) (e) (f)	7.50%	(a)	2,421,529
2,200,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	2,417,250
1,700,000	Barclays PLC (b) (e)	6.13%	(a)	1,894,871
2,650,000	Barclays PLC (b) (e) (f)	7.88%	(a)	2,750,687
7,200,000	Barclays PLC (b) (e)	8.00%	(a)	8,167,500
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	707,327
1,500,000	BNP Paribas S.A. (b) (d) (e)	6.63%	(a)	1,636,755
1,700,000	BNP Paribas S.A. (b) (d) (e)	7.38%	(a)	1,984,231

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,600,000	Citigroup, Inc. (b)	3.88%	(a)	$2,667,600
99,000	Citigroup, Inc. (b)	5.90%	(a)	104,138
725,000	Citigroup, Inc. (b)	5.95%	(a)	761,881
431,000	Citigroup, Inc., Series D (b)	5.35%	(a)	447,162
1,780,000	Citigroup, Inc., Series P (b)	5.95%	(a)	1,962,450
262,000	Citigroup, Inc., Series T (b)	6.25%	(a)	303,920
1,072,000	Citigroup, Inc., Series W (b)	4.00%	(a)	1,110,378
1,120,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	1,257,200
1,000,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	1,020,000
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,812,500
700,000	Comerica, Inc. (b)	5.63%	(a)	780,500
600,000	Commerzbank AG (b) (e) (f)	7.00%	(a)	652,173
2,600,000	Credit Agricole S.A. (b) (d) (e)	6.88%	(a)	2,910,557
2,600,000	Credit Agricole S.A. (b) (d) (e)	7.88%	(a)	2,938,026
3,485,000	Credit Agricole S.A. (b) (d) (e)	8.13%	(a)	4,252,296
400,000	Danske Bank A.S. (b) (e) (f)	4.38%	(a)	408,402
1,500,000	Danske Bank A.S. (b) (e) (f)	6.13%	(a)	1,604,767
1,050,000	Danske Bank A.S. (b) (e) (f)	7.00%	(a)	1,181,906
600,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	649,500
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,204,500
101,000	Fifth Third Bancorp, Series H (b)	5.10%	(a)	104,636
925,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	998,445
2,644,000	HSBC Holdings PLC (b) (e)	6.38%	(a)	2,930,676
470,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	505,837
1,930,000	ING Groep N.V. (b) (e)	5.75%	(a)	2,134,262
1,400,000	ING Groep N.V. (b) (e)	6.50%	(a)	1,566,950
900,000	ING Groep N.V. (b) (e) (f)	6.88%	(a)	933,439
1,954,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	2,243,426
971,000	JPMorgan Chase & Co., Series Q (b)	5.15%	(a)	1,004,985
594,000	JPMorgan Chase & Co., Series R (b)	6.00%	(a)	628,526
1,138,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (c)	3.46%	(a)	1,139,804
1,600,000	Lloyds Banking Group PLC (b) (e)	6.75%	(a)	1,841,336
3,400,000	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	3,841,116
300,000	Natwest Group PLC (b) (e)	4.60%	(a)	307,875
500,000	Natwest Group PLC (b) (e)	6.00%	(a)	556,875
1,600,000	Natwest Group PLC (b) (e)	8.00%	(a)	1,894,280
2,800,000	Nordea Bank Abp (b) (d) (e)	6.63%	(a)	3,224,074
1,000,000	Regions Financial Corp., Series D (b)	5.75%	(a)	1,120,000
200,000	Skandinaviska Enskilda Banken AB (b) (e) (f)	5.13%	(a)	213,789
3,900,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	4,221,750
650,000	Societe Generale S.A. (b) (d) (e)	7.38%	(a)	654,001
3,090,000	Societe Generale S.A. (b) (d) (e)	7.88%	(a)	3,445,659
200,000	Societe Generale S.A. (b) (d) (e)	8.00%	(a)	236,375
1,500,000	Standard Chartered PLC (b) (d) (e)	6.00%	(a)	1,647,525
1,600,000	SVB Financial Group, Series C (b)	4.00%	(a)	1,666,000
800,000	Swedbank AB, Series NC5 (b) (e) (f)	5.63%	(a)	870,064
408,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	424,965
828,000	Truist Financial Corp., Series P (b)	4.95%	(a)	906,660
3,100,000	UniCredit S.p.A. (b) (e) (f)	8.00%	(a)	3,446,812
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	828,690
2,112,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	2,193,872
				108,391,875
	Capital Markets – 9.4%
1,568,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	1,632,161

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$1,300,000	Bank of New York Mellon (The) Corp., Series G (b)	4.70%	(a)	$1,441,466
2,260,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	2,529,392
3,150,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	3,295,687
1,630,000	Credit Suisse Group AG (b) (d) (e)	5.25%	(a)	1,713,538
3,100,000	Credit Suisse Group AG (b) (d) (e)	6.38%	(a)	3,446,688
250,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	276,577
4,100,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	4,448,500
290,000	EFG International AG (b) (e) (f)	5.50%	(a)	309,260
3,000,000	Goldman Sachs Group (The), Inc., Series Q (b)	5.50%	(a)	3,302,700
200,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	215,440
685,000	Goldman Sachs Group (The), Inc., Series T (b)	3.80%	(a)	700,413
800,000	Goldman Sachs Group (The), Inc., Series U (b)	3.65%	(a)	805,600
500,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (c)	3.74%	(a)	502,010
1,700,000	Morgan Stanley, Series M (b)	5.88%	(a)	1,952,198
2,400,000	UBS Group AG (b) (e) (f)	6.88%	(a)	2,757,446
960,000	UBS Group AG (b) (d) (e)	7.00%	(a)	1,055,467
				30,384,543
	Consumer Finance – 1.3%
2,363,000	American Express Co. (b)	3.55%	(a)	2,380,723
1,652,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	1,713,124
				4,093,847
	Diversified Financial Services – 3.3%
2,500,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,562,500
1,500,000	Ares Finance Co., III LLC (b) (d)	4.13%	06/30/51	1,509,699
1,500,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	1,567,500
600,000	Compeer Financial ACA (b) (d)	4.88%	(a)	612,000
1,000,000	Depository Trust & Clearing (The) Corp., Series D (b) (d)	3.38%	(a)	1,019,375
2,265,000	Voya Financial, Inc. (b)	5.65%	05/15/53	2,399,008
843,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	910,440
				10,580,522
	Diversified Telecommunication Services – 0.7%
250,000	Koninklijke KPN N.V. (b) (d)	7.00%	03/28/73	270,625
1,950,000	Koninklijke KPN N.V. (b) (f)	7.00%	03/28/73	2,110,875
				2,381,500
	Electric Utilities – 3.4%
840,000	Duke Energy Corp. (b)	4.88%	(a)	897,120
5,356,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	6,282,507
1,400,000	Enel S.p.A. (b) (d)	8.75%	09/24/73	1,619,387
1,260,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	1,287,279
835,000	Southern California Edison Co., Series E (b)	6.25%	(a)	849,094
				10,935,387
	Energy Equipment & Services – 0.5%
1,600,000	Transcanada Trust (b)	5.50%	09/15/79	1,782,800
	Food Products – 3.0%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	304,500
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,458,310
1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	1,457,750
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	1,294,536

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	$3,240,000
				9,755,096
	Gas Utilities – 0.3%
931,000	South Jersey Industries, Inc.	5.02%	04/15/31	1,000,944
	Independent Power & Renewable Electricity Producers – 0.2%
700,000	AES Andes S.A. (b) (d)	6.35%	10/07/79	739,694
	Insurance – 9.4%
700,000	Allianz SE (b) (d)	3.50%	(a)	730,695
1,900,000	Asahi Mutual Life Insurance Co. (b) (f)	6.50%	(a)	2,055,325
600,000	Asahi Mutual Life Insurance Co. (b) (f)	7.25%	(a)	615,570
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	2,123,093
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	932,508
2,900,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	3,101,281
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,362,149
1,000,000	Fortegra Financial Corp. (b) (g)	8.50%	10/15/57	1,300,251
3,200,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	3,250,423
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (d)	2.28%	02/12/47	794,343
1,174,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	1,221,973
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	343,392
220,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	239,470
2,700,000	Markel Corp. (b)	6.00%	(a)	2,996,973
1,400,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (c)	3.20%	05/15/55	1,405,264
2,000,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	2,200,000
1,100,000	QBE Insurance Group Ltd. (b) (d)	7.50%	11/24/43	1,240,250
3,100,000	QBE Insurance Group Ltd. (b) (f)	6.75%	12/02/44	3,539,657
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	337,163
646,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (c)	2.78%	12/15/65	626,908
				30,416,688
	Multi-Utilities – 0.9%
875,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	925,859
735,000	NiSource, Inc. (b)	5.65%	(a)	772,669
1,000,000	Sempra Energy (b)	4.88%	(a)	1,093,750
				2,792,278
	Oil, Gas & Consumable Fuels – 6.3%
943,000	BP Capital Markets PLC (b)	4.88%	(a)	1,043,477
300,000	Buckeye Partners L.P. (b)	6.38%	01/22/78	278,421
2,349,000	DCP Midstream L.P., Series A (b)	7.38%	(a)	2,289,184
1,052,000	DCP Midstream Operating L.P. (b) (d)	5.85%	05/21/43	978,334
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	2,374,966
4,638,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	5,153,006
2,276,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	2,577,593
1,786,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (c)	3.19%	11/01/66	1,479,112
916,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	918,840
271,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	278,807
2,204,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c)	2.91%	06/01/67	2,053,566
1,196,000	Enterprise Products Operating LLC, Series D (b)	4.88%	08/16/77	1,187,448
				20,612,754
	Trading Companies & Distributors – 2.6%
6,410,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	6,739,859

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors (Continued)
$700,000	Air Lease Corp., Series B (b)	4.65%	(a)	$733,250
830,000	Aircastle Ltd. (b) (d)	5.25%	(a)	840,375
				8,313,484
	Transportation Infrastructure – 0.6%
1,860,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	2,000,681
	Total Capital Preferred Securities			244,182,093
	(Cost $228,342,190)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 0.9%
	Insurance – 0.9%
2,700,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (h)	7.63%	10/15/25	2,868,129
	(Cost $2,800,786)
CORPORATE BONDS AND NOTES – 0.1%
	Insurance – 0.1%
400,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	404,102
	(Cost $399,246)

Total Investments – 98.9%	320,525,843
(Cost $299,994,472) (i)
Net Other Assets and Liabilities – 1.1%	3,699,609
Net Assets – 100.0%	$324,225,452

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $84,781,439 or 26.1% of net assets.
(e)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2021, securities noted as such amounted to $93,377,952 or 28.8% of net assets. Of these securities, 4.1% originated in emerging markets, and 95.9% originated in foreign markets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), this security paid all of its interest in cash.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,802,603 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $271,232. The net unrealized appreciation was $20,531,371.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 9,558,173	$ 8,755,933	$ 802,240	$ —
Capital Markets	4,294,355	4,115,135	179,220	—
Insurance	15,720,930	13,636,681	2,084,249	—
Multi-Utilities	3,299,023	2,368,264	930,759	—
Other industry categories*	24,527,239	24,527,239	—	—
$100 Par Preferred Securities*	8,391,650	—	8,391,650	—
$1,000 Par Preferred Securities:
Banks	6,738,899	6,738,899	—	—
Diversified Financial Services	541,250	—	541,250	—
Capital Preferred Securities*	244,182,093	—	244,182,093	—
Foreign Corporate Bonds and Notes*	2,868,129	—	2,868,129	—
Corporate Bonds and Notes*	404,102	—	404,102	—
Total Investments	$ 320,525,843	$ 60,142,151	$ 260,383,692	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-10/04/16	$300,000	$101.50	$310,125	$304,500	0.09%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	130.03	1,000,000	1,300,251	0.40
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	06/06/14-03/20/15	3,000,000	115.28	3,056,325	3,458,310	1.07
				$4,366,450	$5,063,061	1.56%